Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property and equipment
Property and equipment
12.	Property and equipment

During the six months ended June 30, 2021, the Group acquired property and equipment with a cost of 449 (six months ended June 30, 2020: 49). Property and equipment with a cost of 475 was acquired in the process of acquisition of subsidiaries. No assets were disposed of by the Group during the six months ended June 30, 2021 (six months ended June 30, 2020: 0).

14. Property and equipment

		Furniture,
		fixtures and
	Computer	office
	hardware	equipment	Total
Cost
Balance at January 1, 2019	45	51	96
Additions	19	—	19
Balance at December 31, 2019	64	51	115
Depreciation
Balance at January 1, 2019	14	19	33
Depreciation for the year	10	10	20
Balance at December 31, 2019	24	29	53
Carrying amounts
Balance at December 31, 2019	40	22	62

14. Property and equipment (continued)

		Furniture,
		fixtures and
	Computer	office
	hardware	equipment	Total
Cost
Balance at January 1, 2020	64	51	115
Additions	47	100	147
Balance at December 31, 2020	111	151	262
Depreciation
Balance at January 1, 2020	24	29	53
Depreciation for the year	18	20	38
Balance at December 31, 2020	42	49	91
Carrying amounts
Balance at December 31, 2020	69	102	171